Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,239,000
Previously Paid Amount	0.00
Total Fee Amount	3,098.59
Total Offset Amount	0.00
Net Fee	3,098.59
Narrative - Max Aggregate Offering Price	$ 20,239,000
Final Prospectus	true